UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA  02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2017

Date of reporting period: April 30, 2016

Item 1.    Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Money Market Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

COMMERCIAL PAPER(A)(B) — 44.8%
Albion Capital
0.470%, 05/31/2016 (C)	$4,000	$3,998
ANZ New Zealand International
0.704%, 05/01/2016 (C)(D)	2,000	2,000
0.709%, 05/07/2016 (C)(D)	2,000	2,000
ASB Finance
0.709%, 05/07/2016 (C)(D)	1,017	1,017
0.796%, 05/21/2016 (C)(D)	1,400	1,400
Australia & New Zealand Banking Group
0.607%, 06/02/2016 (C)	5,000	4,997
CAFCO LLC
0.400%, 05/26/2016 (C)	2,000	1,999
0.581%, 06/08/2016 (C)	5,000	4,997
Caisse Centrale Desjardins
0.591%, 06/07/2016 (C)	5,000	4,997
Chevron
0.521%, 06/07/2016 (C)	6,000	5,997
0.510%, 06/09/2016 (C)	1,651	1,650
Ciesco LLC
0.580%, 05/09/2016 (C)	351	351
CRC Funding LLC
0.581%, 05/12/2016 (C)	5,000	4,999
Fairway Finance LLC
0.571%, 06/22/2016 (C)	4,000	3,997
General Electric
0.310%, 05/02/2016	7,000	7,000
JPMorgan Securities LLC
0.739%, 05/07/2016 (D)	1,500	1,500
Manhattan Asset Funding LLC
0.631%, 05/02/2016	641	641
0.511%, 05/23/2016	2,000	1,999
0.530%, 06/20/2016	3,000	2,998
MetLife Short Term Funding LLC
0.581%, 06/06/2016 (C)	5,000	4,997
0.541%, 06/21/2016 (C)	2,500	2,498
0.581%, 06/22/2016 (C)	3,000	2,998
National Australia Bank
0.766%, 05/17/2016 (C)(D)	752	752
Regency Markets No.. 1 LLC
0.450%, 05/16/2016 (C)	2,000	2,000
Sumitomo Mitsui Banking
0.340%, 05/02/2016 (C)	2,000	2,000
Svenska Handelsbanken
0.611%, 06/13/2016 (C)	3,250	3,248
Thunder Bay Funding
0.661%, 06/21/2016	3,850	3,846
Total Capital Canada
0.450%, 05/16/2016 (C)	3,200	3,199
0.586%, 05/25/2016 (C)	7,748	7,745
Toyota Motor Credit
0.733%, 05/15/2016 (D)	1,104	1,104
0.650%, 05/17/2016 (D)	1,300	1,300

Description	Face Amount (Thousands)	Value ($ Thousands)

COMMERCIAL PAPER(A)(B) (continued)
0.601%, 06/22/2016	$4,000	$3,997
Victory Receivables
0.470%, 05/16/2016 (C)	891	891
0.450%, 05/20/2016 (C)	4,000	3,999
Westpac Securities NZ
0.765%, 05/29/2016 (C)(D)	650	650

Total Commercial Paper (Cost $103,761) ($ Thousands)		103,761

CERTIFICATES OF DEPOSIT — 22.2%
ANZ New Zealand International
0.786%, 05/11/2016 (C)(D)	1,231	1,231
0.659%, 05/24/2016 (C)(D)	1,000	1,000
Bank of Montreal IL
0.739%, 05/07/2016 (D)	2,000	2,000
0.616%, 05/09/2016 (D)	2,000	2,000
0.767%, 05/14/2016 (D)	1,300	1,300
Canadian Imperial Bank of Commerce NY
0.650%, 05/01/2016 (D)	318	318
Commonwealth Bank of Australia
0.557%, 05/04/2016 (C)(D)	4,000	4,000
DNB Bank
0.690%, 06/20/2016	4,000	4,001
Fairway Finance LLC
0.605%, 05/12/2016 (C)(D)	959	959
HSBC Bank USA NY
0.550%, 05/02/2016	3,047	3,047
JPMorgan Securities LLC
0.646%, 05/10/2016 (D)	2,000	2,000
Mizuho Bank
0.670%, 05/31/2016	3,000	3,000
0.480%, 06/20/2016	3,000	3,000
Old Line Funding
0.796%, 05/13/2016 (D)	737	737
0.796%, 05/16/2016 (D)	1,048	1,048
Royal Bank of Canada NY
0.756%, 05/10/2016 (D)	1,000	1,000
0.776%, 05/11/2016 (D)	809	809
State Street Bank
0.649%, 05/20/2016 (D)	2,000	2,000
Svenska Handelsbanken
0.730%, 06/07/2016	2,524	2,524
Toronto-Dominion Bank
0.756%, 05/11/2016 (D)	1,296	1,296
0.753%, 05/15/2016 (D)	610	610
0.771%, 05/21/2016 (D)	1,500	1,500
0.690%, 06/02/2016	678	678
Toyota Motor Credit
0.746%, 05/18/2016 (D)	1,363	1,363

SEI Daily Income Trust / Quarterly Report / April 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Money Market Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
Wells Fargo Bank
0.697%, 05/03/2016 (D)	$2,000	$2,000
0.776%, 05/17/2016 (D)	1,500	1,500
Westpac Banking
0.730%, 06/06/2016	6,587	6,588

Total Certificates of Deposit (Cost $51,509) ($ Thousands)		51,509

TIME DEPOSITS — 5.5%
Skandinaviska Enskilda
0.300%, 05/02/2016	6,630	6,630
Swedbank
0.300%, 05/02/2016	6,000	6,000

Total Time Deposits (Cost $12,630) ($ Thousands)		12,630

U.S. GOVERNMENT AGENCY OBLIGATIONS(A) — 3.9%
FFCB
0.456%, 05/11/2016 (D)	2,190	2,190
0.431%, 05/16/2016 (D)	2,700	2,700
FHLB DN (A)
0.270%, 05/18/2016	4,000	4,000
FNMA
0.453%, 05/15/2016 (D)	240	240

Total U.S. Government Agency Obligations (Cost $9,130) ($ Thousands)		9,130

MUNICIPAL BONDS — 0.5%
Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
Callable 05/02/2016 @ 100
0.400%, 05/05/2016 (B)(D)	165	165

Minnesota — 0.3%
Minnesota State, Office of Higher Education, Ser A, RB
Callable 05/02/2016 @ 100
0.430%, 05/05/2016 (B)(D)	700	700

New Jersey — 0.1%
North Hudson Sewage Authority, Senior Lien, RB
Callable 05/02/2016 @ 100
0.450%, 05/05/2016 (B)(D)	150	150

Description	Face Amount (Thousands)	Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York — 0.0%
New York State, Housing & Finance Authority, Various Housing Project, RB
Callable 05/02/2016 @ 100
0.420%, 05/04/2016 (B)(D)	$105	$105

Total Municipal Bonds (Cost $1,120) ($ Thousands)		1,120

REPURCHASE AGREEMENTS(E) — 20.1%
Bank of Montreal 0.270%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $14,000,315 (collateralized by U.S. Treasury Notes, ranging in par value $10,000-$10,161,000, 1.375%-3.625%, 09/30/18-02/15/44, with total market value $14,280,049)	14,000	14,000
Goldman Sachs 0.270%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $10,000,225 (collateralized by FNMA obligations, ranging in par value $10,000-$10,161,000, 0.625%-1.985%, 12/28/16-09/29/21, with total market value $10,200,942)	10,000	10,000
Mitsubishi 0.280%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $10,000,233 (collateralized by FNMA and GNMA obligations, ranging in par value $1,177,504-$3,630,000, 3.000%-4.000%, 04/01/29-04/20/46, with total market value $10,209,799)	10,000	10,000
Mizuho Securities 0.460%, dated 04/30/16, to be repurchased on 05/01/16, repurchase price $2,650,102 (collateralized by various corporate obligations*, ranging in par value $1,112,000-$1,495,000, 4.700%- 5.100%, 05/15/44-05/14/45, with total market value $2,782,514) (D)	2,650	2,650
TD Securities 0.270%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $10,000,225 (collateralized by a U.S. Treasury Note, ranging in par value $9,913,000, 3.125%, 10/31/16, with total market value $10,200,007)	10,000	10,000

Total Repurchase Agreements (Cost $46,650) ($ Thousands)		46,650

2	SEI Daily Income Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Money Market Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(E) (continued)
Total Investments — 97.0% (Cost $224,800) ($ Thousands) †		$224,800

A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at April 30, 2016, is as follows:

Counterparty	Corporate Obligations	Rate	Maturity Date	Par Amount ($ Thousands)
Mizuho	Abbvie	4.700%	05/14/45	$1,112
	Hasbro	5.100	05/15/44	1,495

Percentages are based on a Net Assets of $231,706

($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees. The total value of such securities as of April 30, 2016, was $86,566 ($ Thousands) and represented 37.36% of net assets.
(D)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect as of April 30, 2016. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(E)	Tri-Party Repurchase Agreement.

DN — Discount note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LLC — Limited Liability Company

RB — Revenue Bond

Ser — Series

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / April 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Government Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.1%
FFCB
0.434%, 05/01/2016 (B)	$10,527	$10,527
0.462%, 05/02/2016 (B)	1,750	1,750
0.467%, 05/03/2016 (B)	1,705	1,705
0.457%, 05/03/2016 (B)	15,738	15,739
0.412%, 05/03/2016 (B)	855	855
0.467%, 05/05/2016 (B)	17,510	17,506
0.535%, 05/06/2016 (B)	490	490
0.450%, 05/06/2016 (B)	5,821	5,821
0.469%, 05/08/2016 (B)	3,420	3,421
0.459%, 05/08/2016 (B)	2,385	2,385
0.426%, 05/09/2016 (B)	12,335	12,335
0.496%, 05/10/2016 (B)	30,000	29,996
0.466%, 05/11/2016 (B)	1,520	1,520
0.456%, 05/11/2016 (B)	3,605	3,605
0.465%, 05/12/2016 (B)	2,510	2,510
0.466%, 05/13/2016 (B)	44,545	44,556
0.461%, 05/13/2016 (B)	175	175
0.457%, 05/14/2016 (B)	8,250	8,251
0.456%, 05/16/2016 (B)	6,515	6,513
0.431%, 05/16/2016 (B)	8,170	8,170
0.486%, 05/17/2016 (B)	2,370	2,371
0.446%, 05/17/2016 (B)	1,940	1,940
0.446%, 05/18/2016 (B)	980	980
0.469%, 05/20/2016 (B)	11,337	11,341
0.409%, 05/20/2016 (B)	6,895	6,895
0.444%, 05/23/2016 (B)	5,900	5,899
0.484%, 05/24/2016 (B)	8,455	8,458
0.479%, 05/24/2016 (B)	1,900	1,900
0.469%, 05/25/2016 (B)	13,989	13,996
0.466%, 05/26/2016 (B)	660	660
0.456%, 05/26/2016 (B)	895	895
0.455%, 05/29/2016 (B)	6,000	6,001
0.000%, 06/05/2016 (B)	19,210	19,207
FFCB DN (A)
0.491%, 08/31/2016	6,616	6,605
FHLB
0.391%, 05/09/2016 (B)	7,915	7,915
0.407%, 05/14/2016 (B)	12,980	12,980
0.439%, 05/20/2016 (B)	8,630	8,630
0.456%, 05/21/2016 (B)	7,485	7,482
0.431%, 05/21/2016 (B)	11,000	11,000
0.439%, 05/25/2016 (B)	9,755	9,755
0.375%, 06/24/2016	930	930
0.460%, 08/19/2016	5,300	5,300
0.490%, 08/26/2016	9,245	9,245
0.470%, 08/26/2016	12,000	11,998
FHLB DN (A)
0.100%, 05/02/2016	70,000	70,000
0.391%, 05/27/2016	31,446	31,437
0.491%, 06/01/2016	6,605	6,602
0.341%, 07/22/2016	74,000	73,943

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.341%, 07/27/2016	$103,000	$102,915
0.422%, 07/29/2016	19,610	19,589
0.511%, 08/03/2016	40,000	39,947
0.491%, 08/19/2016	14,572	14,550
0.488%, 08/24/2016	39,119	39,058
0.495%, 08/26/2016	12,000	11,981
0.491%, 08/31/2016	12,000	11,980
0.478%, 10/14/2016	35,000	34,923
0.456%, 10/25/2016	20,000	19,955
0.473%, 10/28/2016	19,100	19,056
FHLMC
0.441%, 05/13/2016 (B)	12,000	11,999
FHLMC DN (A)
0.486%, 08/19/2016	7,320	7,309
FHLMC MTN
0.444%, 05/20/2016 (B)	12,560	12,557
FNMA
0.453%, 05/15/2016 (B)	8,442	8,442
0.456%, 05/16/2016 (B)	7,695	7,696
0.449%, 05/25/2016 (B)	3,360	3,360
0.456%, 05/26/2016 (B)	565	565
0.451%, 05/26/2016 (B)	20,093	20,090
0.625%, 08/26/2016	480	480
FNMA DN (A)
0.310%, 08/22/2016	55,000	54,946

Total U.S. Government Agency Obligations (Cost $973,593) ($ Thousands)		973,593

REPURCHASE AGREEMENTS(C) — 39.6%
Bank of Montreal 0.270%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $100,002,250 (collateralized by various U.S. Treasury obligations, ranging in par value $3,966,000 - $25,507,300, 0.000% - 3.625%, 10/13/16 - 05/15/44; with total market value $102,000,060)	100,000	100,000
Citibank 0.300%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $100,002,500 (collateralized by various FNMA, FHLMC, obligations, ranging in par value $1,000 - $123,000,000, 0.000% - 10.000%, 07/01/17 - 05/01/46; with total market value $107,225,422)	100,000	100,000

SEI Daily Income Trust / Quarterly Report / April 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Government Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(C) (continued)
Goldman Sachs 0.270%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $200,004,500 (collateralized by various FHLB, FNMA obligations, ranging in par value $250,392 - $43,794,688, 0.400% - 5.355%, 06/17/16 - 03/08/41; with total market value $204,000,738)	$200,000	$200,000
Mitsubishi 0.260%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $200,004,333 (collateralized by various U.S. Treasury obligations, ranging in par value $199,700 - $66,122,000, 0.750% - 8.500%, 08/31/17 - 02/15/44; with total market value $204,000,090)	200,000	200,000
TD Securities 0.290%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $100,002,417 (collateralized by various FNMA obligations, ranging in par value $5,083,378 - $26,272,682, 2.500% - 3.500%, 11/01/25 - 11/01/43; with total market value $103,000,002)	100,000	100,000

Total Repurchase Agreements (Cost $700,000) ($ Thousands)		700,000

Total Investments — 94.7% (Cost $1,673,593) ($ Thousands)†		$1,673,593

Percentages are based on a Net Assets of $1,766,876

($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable Rate Security — the rate reflected on the Schedule of Investments is the rate in effect as of April 30, 2016. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(C)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Government II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 67.2%
FFCB
0.434%, 05/01/2016 (B)	$5,855	$5,855
0.477%, 05/02/2016 (B)	133	133
0.467%, 05/02/2016 (B)	1,970	1,970
0.462%, 05/02/2016 (B)	1,250	1,250
0.467%, 05/03/2016 (B)	5,280	5,281
0.457%, 05/03/2016 (B)	9,317	9,318
0.412%, 05/03/2016 (B)	570	570
0.467%, 05/05/2016 (B)	6,250	6,249
0.535%, 05/06/2016 (B)	285	285
0.450%, 05/06/2016 (B)	3,904	3,904
0.474%, 05/08/2016 (B)	380	379
0.469%, 05/08/2016 (B)	2,080	2,080
0.459%, 05/08/2016 (B)	1,615	1,615
0.426%, 05/09/2016 (B)	7,665	7,665
0.497%, 05/10/2016 (B)	10,000	9,999
0.466%, 05/11/2016 (B)	480	480
0.457%, 05/11/2016 (B)	2,295	2,295
0.465%, 05/12/2016 (B)	1,540	1,540
0.466%, 05/13/2016 (B)	23,750	23,760
0.446%, 05/13/2016 (B)	2,550	2,546
0.457%, 05/14/2016 (B)	5,250	5,250
0.447%, 05/14/2016 (B)	2,132	2,132
0.456%, 05/16/2016 (B)	3,228	3,227
0.431%, 05/16/2016 (B)	5,830	5,830
0.486%, 05/17/2016 (B)	1,360	1,360
0.446%, 05/17/2016 (B)	1,360	1,360
0.446%, 05/18/2016 (B)	720	720
0.469%, 05/20/2016 (B)	6,968	6,970
0.409%, 05/20/2016 (B)	4,360	4,360
0.444%, 05/23/2016 (B)	4,100	4,099
0.484%, 05/24/2016 (B)	5,170	5,172
0.469%, 05/25/2016 (B)	9,011	9,016
0.466%, 05/26/2016 (B)	1,285	1,285
0.457%, 05/26/2016 (B)	605	605
0.492%, 05/27/2016 (B)	3,030	3,031
0.475%, 05/29/2016 (B)	50	50
0.000%, 06/05/2016 (B)	13,040	13,038
FFCB DN (A)
0.220%, 05/04/2016	15,289	15,288
0.220%, 05/05/2016	9,433	9,433
0.401%, 07/19/2016	3,606	3,603
0.320%, 08/24/2016	20,000	19,980
FHLB
0.391%, 05/09/2016 (B)	5,140	5,140
0.407%, 05/14/2016 (B)	7,265	7,265
0.439%, 05/20/2016 (B)	3,500	3,500
0.456%, 05/21/2016 (B)	1,315	1,315
0.431%, 05/21/2016 (B)	6,000	6,000
0.439%, 05/25/2016 (B)	5,245	5,245
0.375%, 06/10/2016	295	295
0.375%, 06/24/2016	3,645	3,644

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.554%, 07/27/2016 (B)	$12,140	$12,140
0.410%, 08/05/2016	1,810	1,810
0.460%, 08/19/2016	18,335	18,333
0.490%, 08/26/2016	5,470	5,470
0.470%, 08/26/2016	3,725	3,724
1.360%, 09/06/2016	200	201
3.750%, 09/09/2016	920	930
0.530%, 09/16/2016	1,890	1,890
0.450%, 10/07/2016	3,000	3,000
FHLB DN (A)
0.100%, 05/02/2016	138,000	137,999
0.240%, 05/03/2016	14,300	14,300
0.169%, 05/16/2016	15,075	15,074
0.270%, 05/23/2016	28,400	28,395
0.391%, 05/27/2016	20,554	20,548
0.300%, 06/01/2016	3,332	3,331
0.390%, 06/10/2016	9,724	9,720
0.501%, 07/05/2016	137	137
0.340%, 07/06/2016	25,000	24,984
0.501%, 07/08/2016	3,500	3,497
0.539%, 07/13/2016	6,499	6,492
0.555%, 07/15/2016	4,837	4,831
0.504%, 07/20/2016	23,087	23,061
0.505%, 07/22/2016	20,865	20,841
0.520%, 07/27/2016	5,000	4,994
0.378%, 07/29/2016	8,600	8,592
0.511%, 08/03/2016	10,000	9,987
0.482%, 08/10/2016	17,500	17,476
0.461%, 08/12/2016	10,000	9,987
0.401%, 08/17/2016	690	689
0.491%, 08/19/2016	8,753	8,740
0.494%, 08/24/2016	5,000	4,992
0.495%, 08/26/2016	11,331	11,313
0.501%, 09/02/2016	5,000	4,991
0.501%, 09/07/2016	5,000	4,991
0.524%, 09/09/2016	13,149	13,124
0.576%, 09/14/2016	10,095	10,073
0.511%, 09/23/2016	20,000	19,959
0.478%, 10/14/2016	10,000	9,978
0.473%, 10/28/2016	13,115	13,085
Tennessee Valley Authority DN (A)
0.270%, 05/03/2016	15,000	15,000
0.240%, 05/17/2016	32,660	32,656

Total U.S. Government Agency Obligations (Cost $796,722) ($ Thousands)		796,722

U.S. TREASURY OBLIGATIONS — 32.0%
U.S. Treasury Bills(A)
0.115%, 05/05/2016	273,780	273,776
0.175%, 05/19/2016	96,000	95,992

SEI Daily Income Trust / Quarterly Report / April 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Government II Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
0.250%, 05/15/2016	$10,000	$10,000

Total U.S. Treasury Obligations (Cost $379,768) ($ Thousands)		379,768

Total Investments — 99.2% (Cost $1,176,490) ($ Thousands) †		$1,176,490

Percentages are based on a Net Assets of $1,186,137

($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect as of April 30, 2016. The demand and interest rate reset feature gives this security a shorter effective maturity date.

DN— Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2016 all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Prime Obligation Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

COMMERCIAL PAPER(A)(B) — 46.9%
ANZ New Zealand International
0.704%, 05/01/2016 (C)(D)	$35,000	$35,000
0.709%, 05/07/2016 (C)(D)	30,000	30,000
ASB Finance
0.709%, 05/07/2016 (C)(D)	26,917	26,917
0.797%, 05/14/2016 (C)(D)	13,964	13,964
CAFCO LLC
0.400%, 05/26/2016 (D)	38,000	37,989
0.581%, 06/08/2016 (D)	45,000	44,973
0.581%, 06/16/2016 (D)	36,000	35,973
Caisse Centrale Desjardins
0.380%, 05/02/2016 (D)	120,000	119,999
Charta
0.571%, 05/19/2016 (D)	25,000	24,993
0.501%, 06/27/2016 (D)	10,000	9,992
Chevron
0.511%, 06/09/2016 (D)	38,615	38,594
0.558%, 06/24/2016 (D)	65,831	65,776
0.591%, 07/06/2016 (D)	20,000	19,978
0.586%, 07/07/2016 (D)	42,000	41,954
0.521%, 07/13/2016 (D)	15,000	14,984
Ciesco LLC
0.581%, 05/18/2016 (D)	32,566	32,557
CRC Funding LLC
0.581%, 05/12/2016 (D)	3,061	3,061
0.581%, 05/16/2016 (D)	6,550	6,548
0.581%, 05/23/2016 (D)	861	861
DNB Bank
0.692%, 07/15/2016 (D)	20,000	19,971
Fairway Finance LLC
0.571%, 06/22/2016 (D)	36,739	36,709
0.652%, 07/05/2016 (D)	32,670	32,631
GE Capital Treasury Services US LLC
0.330%, 05/02/2016	50,000	50,000
General Electric
0.310%, 05/02/2016	150,000	149,999
JP Morgan Securities LLC
0.681%, 07/01/2016	2,396	2,393
JPMorgan Securities LLC
0.739%, 05/07/2016 (C)	25,000	25,000
0.854%, 07/21/2016	17,734	17,700
Liberty Street Funding LLC
0.692%, 06/23/2016 (D)	79,000	78,920
0.591%, 07/13/2016 (D)	27,761	27,728
Manhattan Asset Funding LLC
0.631%, 05/02/2016	16,241	16,241
MetLife Short Term Funding LLC
0.511%, 05/24/2016 (D)	3,993	3,992
0.581%, 07/01/2016 (D)	78,000	77,923
0.611%, 07/05/2016 (D)	6,331	6,324
0.581%, 07/08/2016 (D)	50,000	49,945
0.581%, 07/11/2016 (D)	23,000	22,974

Description	Face Amount (Thousands)	Value ($ Thousands)

COMMERCIAL PAPER(A)(B) (continued)
0.551%, 07/12/2016 (D)	$50,000	$49,945
0.591%, 07/20/2016 (D)	29,500	29,461
National Australia Bank
0.766%, 05/17/2016 (C)(D)	19,640	19,640
Nestle Finance International
0.581%, 07/19/2016	63,000	62,920
Nordea Bank
0.646%, 07/11/2016 (D)	47,000	46,940
0.652%, 07/20/2016 (D)	39,825	39,768
Old Line Funding
0.801%, 05/21/2016 (C)	17,734	17,734
0.641%, 06/27/2016	50,000	49,949
0.651%, 07/05/2016 (D)	31,984	31,947
0.712%, 07/11/2016	27,878	27,839
0.651%, 07/18/2016	20,274	20,245
0.732%, 07/19/2016 (D)	52,658	52,574
Sumitomo Mitsui Banking
0.340%, 05/02/2016 (D)	225,000	224,998
0.480%, 06/20/2016 (D)	18,000	17,988
Sumitomo Mitsui Trust Bank Limited
0.485%, 07/05/2016 (D)	90,000	89,921
Thunder Bay Funding
0.641%, 06/21/2016	9,377	9,368
0.641%, 07/01/2016	46,000	45,950
0.641%, 07/07/2016	38,000	37,955
0.687%, 07/08/2016 (D)	40,391	40,339
Total Capital Canada
0.561%, 05/16/2016 (D)	30,000	29,993
0.585%, 05/25/2016 (D)	153,493	153,433
0.601%, 07/13/2016 (D)	68,000	67,917
Toyota Motor Credit
0.733%, 05/15/2016 (C)	28,831	28,831
0.601%, 06/29/2016	77,000	76,924
0.591%, 07/20/2016	50,000	49,934
0.692%, 07/21/2016	29,900	29,854
Victory Receivables
0.500%, 06/24/2016 (D)	63,000	62,953
Westpac Banking
0.461%, 05/05/2016 (D)	25,000	24,999
Westpac Securities NZ
0.765%, 05/29/2016 (C)(D)	17,325	17,325

Total Commercial Paper (Cost $2,680,207) ($ Thousands)		2,680,207

CERTIFICATES OF DEPOSIT — 21.8%
ANZ New Zealand International
0.659%, 05/24/2016 (C)(D)	24,000	24,000
ASB Finance
0.649%, 05/20/2016 (C)(D)	22,358	22,358

SEI Daily Income Trust / Quarterly Report / April 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Prime Obligation Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
0.676%, 05/26/2016 (C)(D)	$21,414	$21,414
Bank of Montreal IL
0.739%, 05/07/2016 (C)	45,000	45,000
0.616%, 05/09/2016 (C)	25,000	25,000
0.767%, 05/14/2016 (C)	17,100	17,100
0.786%, 05/19/2016 (C)	35,000	35,000
Bank of Nova Scotia
0.687%, 05/02/2016 (C)	25,000	25,000
0.791%, 05/21/2016 (C)	38,000	38,000
0.617%, 05/27/2016 (C)	35,000	35,000
0.812%, 06/13/2016 (C)	19,498	19,502
Canadian Imperial Bank of Commerce NY
0.650%, 05/01/2016 (C)	7,829	7,829
0.626%, 05/17/2016 (C)	70,000	70,000
0.626%, 05/19/2016 (C)	30,000	30,000
0.679%, 05/25/2016 (C)	25,000	25,000
0.678%, 05/28/2016 (C)	50,000	50,009
0.675%, 05/31/2016 (C)	25,000	25,000
Fairway Finance LLC
0.605%, 05/12/2016 (C)(D)	25,117	25,117
JPMorgan Securities LLC
0.646%, 05/10/2016 (C)	25,000	25,000
0.697%, 05/14/2016 (C)	60,000	60,000
Mizuho Bank
0.670%, 05/31/2016	16,220	16,223
0.480%, 06/20/2016	50,000	50,000
Old Line Funding
0.806%, 05/11/2016 (C)	30,000	30,000
0.796%, 05/13/2016 (C)	19,234	19,234
Royal Bank of Canada NY
0.756%, 05/10/2016 (C)	31,000	31,000
0.776%, 05/11/2016 (C)	19,310	19,314
State Street Bank
0.649%, 05/20/2016 (C)	65,000	65,000
Svenska Handelsbanken
0.545%, 07/05/2016	47,000	47,000
0.545%, 07/06/2016	89,000	89,001
0.655%, 07/14/2016	50,000	50,000
0.805%, 07/15/2016	5,168	5,168
0.805%, 07/18/2016	5,545	5,545
Toronto-Dominion Bank
0.664%, 05/01/2016 (C)	40,000	40,000
0.756%, 05/11/2016 (C)	15,000	15,000
0.753%, 05/15/2016 (C)	16,305	16,305
0.690%, 06/02/2016	17,546	17,546
Wells Fargo Bank
0.697%, 05/03/2016 (C)	40,000	40,000
0.790%, 05/06/2016 (C)	20,000	20,000
0.579%, 05/08/2016 (C)	7,072	7,072
0.776%, 05/17/2016 (C)	23,500	23,500

Description	Face Amount (Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
0.776%, 05/18/2016 (C)	$15,000	$15,000

Total Certificates of Deposit (Cost $1,247,237) ($ Thousands)		1,247,237

TIME DEPOSITS — 7.2%
Skandinaviska Enskilda
0.300%, 05/02/2016	210,000	210,000
Swedbank AB New York
0.300%, 05/02/2016	200,000	200,000

Total Time Deposits (Cost $410,000) ($ Thousands)		410,000

CORPORATE OBLIGATION — 1.2%
Bank of Nova Scotia
1.148%, 07/15/2016 (C)	66,968	67,042

Total Corporate Obligation (Cost $67,042) ($ Thousands)		67,042

MUNICIPAL BONDS — 0.2%
Colorado — 0.0%
Colorado State, Housing & Finance Authority, Ser A1, RB
Callable 05/02/2016 @ 100
0.400%, 05/04/2016 (C)	800	800
Colorado State, Housing & Finance Authority, Ser C1, RB
Callable 05/02/2016 @ 100
0.430%, 05/04/2016 (C)	900	900

		1,700

Massachusetts — 0.0%
Simmons College, Higher Education Authority, RB
Callable 05/02/2016 @ 100
0.400%, 05/05/2016 (B)(C)	2,095	2,095

New Jersey — 0.1%
North Hudson Sewage Authority, Senior Lien, RB
Callable 05/02/2016 @ 100
0.450%, 05/05/2016 (B)(C)	2,885	2,885

2	SEI Daily Income Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Prime Obligation Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York — 0.1%
New York State, Housing & Finance Authority, Various Housing Project, RB
Callable 05/02/2016 @ 100
0.420%, 05/04/2016 (B)(C)	$2,150	$2,150

Wisconsin — 0.0%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
Callable 05/02/2016 @ 100
0.470%, 05/04/2016 (C)	565	565
0.420%, 05/05/2016 (C)	765	765

		1,330

Total Municipal Bonds
(Cost $10,160) ($ Thousands)		10,160

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
FNMA
0.453%, 05/15/2016 (C)	3,460	3,460

Total U.S. Government Agency Obligation
(Cost $3,460) ($ Thousands)		3,460

REPURCHASE AGREEMENTS(E) — 18.5%
Bank of Montreal 0.270%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $106,002,385 (collateralized by various U.S. Treasury obligations, ranging in par value $2,497,300 - $46,964,700, 1.625% - 2.500%, 07/31/20 - 02/15/46; with total market value $108,120,088)	106,000	106,000
Citibank 0.300%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $75,001,875 (collateralized by various U.S. Treasury obligations, ranging in par value $14,860,400 - $63,166,600, 2.500% - 2.875%, 02/15/45 - 08/15/45; with total market value $76,500,088)	75,000	75,000
Goldman Sachs 0.280%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $400,009,333 (collateralized by various FNMA obligations, ranging in par value $6,406,780 - $51,824,573, 2.434% - 4.500%, 11/01/20 - 04/01/46; with total market value $411,999,999)	400,000	400,000

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(E) (continued)
Mitsubishi 0.280%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $150,003,500 (collateralized by various FNMA obligations, ranging in par value $37,867 - $95,443,720, 2.500% - 6.500%, 09/01/24 - 08/01/48; with total market value $154,500,001)	$150,000	$150,000
TD Securities 0.270%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $325,007,313 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $50,000, 0.000% - 5.250%, 06/30/16 - 11/15/45; with total market value $331,500,013)	325,000	325,000

Total Repurchase Agreements
(Cost $1,056,000) ($ Thousands)		1,056,000

Total Investments — 95.9%
(Cost $5,474,106) ($ Thousands)†		$5,474,106

Percentages are based on a Net Assets of $5,710,293

($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect as of April 30, 2016. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(D)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees. The total value of such securities as of April 30, 2016, was $2,054,259 ($ Thousands) and represented 35.97% of net assets.
(E)	Tri-Party Repurchase Agreement.

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

RB — Revenue Bond

Ser — Series

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / April 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Treasury Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 54.5%
U.S. Treasury Bill(A)
0.137%, 05/05/2016	$10,000	$10,000
0.420%, 08/18/2016	7,024	7,015
0.477%, 09/08/2016	1,798	1,795
0.505%, 09/15/2016	4,936	4,926
U.S. Treasury Note
0.522%, 05/03/2016 (B)	1,000	1,000
0.440%, 05/03/2016 (B)	8,499	8,495
0.418%, 05/03/2016 (B)	3,515	3,513
0.327%, 05/03/2016 (B)	5,520	5,518
0.303%, 05/03/2016 (B)	6,065	6,064
7.250%, 05/15/2016	4,010	4,021
5.125%, 05/15/2016	750	751
0.250%, 05/15/2016	15,562	15,562
3.250%, 05/31/2016	6,005	6,019
1.750%, 05/31/2016	2,664	2,667
0.375%, 05/31/2016	533	533
0.500%, 06/15/2016	4,699	4,700
3.250%, 06/30/2016	3,101	3,115
0.500%, 06/30/2016	1,877	1,877
1.500%, 07/31/2016	3,722	3,732
0.500%, 07/31/2016	1,661	1,661
4.875%, 08/15/2016	10,000	10,133
0.625%, 08/15/2016	1,749	1,750
3.000%, 08/31/2016	6,872	6,930
0.500%, 08/31/2016	10,081	10,082
0.875%, 09/15/2016	5,030	5,038
1.000%, 09/30/2016	2,830	2,837
0.500%, 09/30/2016	2,303	2,304

Total U.S. Treasury Obligations (Cost $132,038) ($ Thousands)		132,038

REPURCHASE AGREEMENTS(C) — 33.0%
Bank of Montreal 0.270%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $15,000,338 (collateralized by various U.S. Treasury obligations, ranging in par value $37,000 - $4,215,000, 0.125% - 2.250%, 02/28/18 - 07/15/25; with total market value $15,300,048)	15,000	15,000
Citibank 0.280%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $20,000,467 (collateralized by various U.S. Treasury obligations, ranging in par value $6,005,600 - $14,412,600, 0.000% - 0.625%, 09/15/16 - 04/30/18; with total market value $20,400,030)	20,000	20,000

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(C) (continued)
Goldman Sachs 0.250%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $20,000,417 (collateralized by various U.S. Treasury obligations, ranging in par value $200 - $10,654,100, 0.000% - 5.375%, 05/26/16 - 02/15/31; with total market value $20,400,048)	$20,000	$20,000
Mitsubishi 0.260%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $10,000,217 (collateralized by various U.S. Treasury obligations, ranging in par value $245,600 - $5,720,000, 0.500% - 2.625%, 03/31/17 - 05/15/23; with total market value $10,200,051)	10,000	10,000
TD Securities 0.270%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $15,000,338 (collateralized by various U.S. Treasury obligations, ranging in par value $2,838,700 - $6,414,600, 1.375% - 3.125%, 10/31/16 - 02/28/23; with total market value $15,300,029)	15,000	15,000

Total Repurchase Agreements (Cost $80,000) ($ Thousands)		80,000

Total Investments — 87.5% (Cost $212,038) ($ Thousands)†		$212,038

Percentages are based on a Net Assets of $242,305 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2016.
(C)	Tri-Party Repurchase Agreement.

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / April 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Treasury II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 80.2%
U.S. Treasury Bills(A)
0.165%, 05/05/2016	$13,300	$13,300
0.205%, 05/12/2016	10,000	10,000
0.176%, 05/19/2016	124,603	124,592
0.215%, 05/26/2016	27,000	26,996
0.421%, 08/18/2016	22,529	22,500
0.477%, 09/08/2016	5,090	5,081
0.505%, 09/15/2016	10,288	10,268
U.S. Treasury Notes
0.522%, 05/03/2016 (B)	2,000	2,000
0.418%, 05/03/2016 (B)	9,855	9,847
0.410%, 05/03/2016 (B)	22,000	21,995
0.327%, 05/03/2016 (B)	15,035	15,031
0.320%, 05/03/2016 (B)	6,614	6,614
0.303%, 05/03/2016 (B)	7,480	7,479
7.250%, 05/15/2016	27,000	27,073
5.125%, 05/15/2016	2,165	2,169
0.250%, 05/15/2016	35,552	35,551
3.250%, 05/31/2016	22,043	22,096
1.750%, 05/31/2016	12,463	12,477
0.375%, 05/31/2016	1,187	1,187
0.500%, 06/15/2016	10,700	10,701
3.250%, 06/30/2016	6,880	6,912
0.500%, 06/30/2016	4,567	4,567
1.500%, 07/31/2016	12,075	12,107
0.500%, 07/31/2016	5,319	5,320
4.875%, 08/15/2016	18,000	18,239
0.625%, 08/15/2016	5,599	5,602
3.000%, 08/31/2016	17,224	17,369
0.500%, 08/31/2016	19,790	19,791
0.875%, 09/15/2016	5,537	5,546
0.500%, 09/30/2016	5,287	5,290

Total U.S. Treasury Obligations (Cost $487,700) ($ Thousands)		487,700

Total Investments — 80.2% (Cost $487,700) ($ Thousands)†		$487,700

Percentages are based on a Net Assets of $607,921 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2016.

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / April 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 51.7%
Consumer Discretionary — 0.9%
AutoZone
1.625%, 04/21/19	$65	$65
1.300%, 01/13/17	350	351
NBCUniversal Enterprise
1.313%, 02/25/16 (A)(B)	575	576
Thomson Reuters
1.650%, 09/29/17	300	300
Time Warner Cable
5.850%, 05/01/17	400	417
Whirlpool
1.350%, 03/01/17	335	336

		2,045

Consumer Staples — 1.9%
Anheuser-Busch InBev Finance
1.900%, 02/01/19	280	284
1.016%, 05/02/16 (A)	350	348
CVS Health
1.900%, 07/20/18	350	355
1.200%, 12/05/16	340	341
JM Smucker
1.750%, 03/15/18	135	136
Mondelez International
1.136%, 05/01/16 (A)	450	446
PepsiCo
1.250%, 08/13/17	1,000	1,005
Reynolds American
2.300%, 06/12/18	445	454
SABMiller Holdings
1.306%, 05/01/16 (A)(B)	650	648
Walgreens Boots Alliance
1.750%, 11/17/17	685	688

		4,705

Energy — 3.0%
BP Capital Markets PLC
1.131%, 05/10/16 (A)	750	743
1.043%, 05/13/16 (A)	400	400
ConocoPhillips
1.500%, 05/15/18	340	338
Devon Energy
1.174%, 06/15/16 (A)	500	493
Enbridge
1.083%, 06/03/16 (A)	540	524
Energy Transfer Partners
2.500%, 06/15/18	325	318
Exxon Mobil
1.439%, 03/01/18	400	404
Hess
1.300%, 06/15/17	300	297

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kinder Morgan
2.000%, 12/01/17	$225	$223
Noble Energy
8.250%, 03/01/19	225	252
Schlumberger Holdings
1.900%, 12/21/17 (B)	500	499
Schlumberger Norge
1.250%, 08/01/17 (B)	145	145
Statoil
1.080%, 05/08/16 (A)	550	546
0.820%, 05/09/16 (A)	870	864
Suncor Energy
6.100%, 06/01/18	325	348
Total Capital International
1.191%, 05/12/16 (A)	400	398
TransCanada PipeLines
1.421%, 07/12/16 (A)	495	488

		7,280

Financials — 33.4%
Abbey National Treasury Services PLC
1.142%, 06/13/16 (A)	650	649
ABN AMRO Bank
1.434%, 10/28/16 (A)	400	401
American Express Credit MTN
1.875%, 11/05/18	550	554
1.189%, 06/18/16 (A)	300	297
1.125%, 06/05/17	600	600
0.924%, 06/22/16 (A)	455	452
0.906%, 06/05/16 (A)	700	697
American Honda Finance MTN
1.700%, 02/22/19	400	405
1.443%, 05/22/16 (A)	435	436
Australia & New Zealand Banking Group
1.178%, 05/15/16 (A)	375	374
1.009%, 07/10/16 (A)(B)	300	301
Banco Santander Chile
1.529%, 07/15/16 (A)(B)	500	499
Bank Nederlandse Gemeenten
0.803%, 07/18/16 (A)(B)	1,400	1,400
0.700%, 02/25/16 (A)(B)	1,200	1,199
0.625%, 07/18/16 (B)	1,300	1,300
Bank of America
5.650%, 05/01/18	90	97
5.300%, 03/15/17	350	362
2.000%, 01/11/18	160	161
1.700%, 08/25/17	200	200
1.668%, 07/15/16 (A)	750	750
1.239%, 05/25/16 (A)	700	698
0.934%, 06/15/16 (A)	795	791
Bank of Montreal MTN
1.400%, 04/10/18	750	751

SEI Daily Income Trust / Quarterly Report / April 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.229%, 07/09/16 (A)	$500	$499
Bank of New York Mellon MTN
1.076%, 03/08/16 (A)	350	350
Bank of Nova Scotia
1.458%, 07/15/16 (A)	580	581
1.300%, 07/21/17	400	400
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/17 (B)	325	324
0.944%, 06/08/16 (A)(B)	325	324
Barclays Bank PLC MTN
6.050%, 12/04/17 (B)	500	529
BB&T MTN
1.494%, 06/15/16 (A)	380	380
1.276%, 05/01/16 (A)	350	347
Berkshire Hathaway Finance
1.450%, 03/07/18	400	404
0.931%, 07/13/16 (A)	1,065	1,064
BNP Paribas MTN
1.222%, 06/12/16 (A)	550	551
BPCE MTN
1.471%, 05/10/16 (A)	700	702
Branch Banking & Trust
1.065%, 06/01/16 (A)	1,110	1,111
Capital One
1.768%, 05/17/16 (A)	550	553
Capital One Bank USA
1.300%, 06/05/17	500	500
1.200%, 02/13/17	500	499
Citigroup
1.700%, 04/27/18	300	300
1.401%, 07/08/16 (A)	700	694
1.325%, 05/24/16 (A)	730	728
1.324%, 07/27/16 (A)	800	796
Citizens Bank MTN
1.600%, 12/04/17	650	648
Cooperatieve Rabobank UA
3.375%, 01/19/17	985	1,001
Credit Agricole MTN
1.605%, 06/10/16 (A)(B)	700	697
Credit Suisse
1.700%, 04/27/18	500	500
1.328%, 07/29/16 (A)	500	498
1.125%, 05/27/16 (A)	485	484
Daimler Finance North America LLC
1.476%, 02/01/16 (A)(B)	400	399
1.375%, 08/01/17 (B)	860	860
Deutsche Bank
1.350%, 05/30/17	650	647
1.298%, 05/13/16 (A)	350	347
European Investment Bank
0.875%, 04/18/17	900	901

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Export-Import Bank of Korea
1.380%, 07/14/16 (A)	$945	$947
Fifth Third Bank
1.350%, 06/01/17	750	750
Ford Motor Credit LLC
1.724%, 12/06/17	350	350
1.534%, 06/15/16 (A)	820	814
1.462%, 06/12/16 (A)	300	296
1.154%, 03/03/16 (A)	520	518
General Electric MTN
1.339%, 02/20/16 (A)	250	252
1.250%, 05/15/17	750	753
General Motors Financial
2.400%, 04/10/18	675	679
Goldman Sachs Group
2.375%, 01/22/18	1,050	1,063
1.838%, 07/30/16 (A)	125	126
1.798%, 07/23/16 (A)	500	500
1.718%, 05/15/16 (A)	400	401
1.434%, 02/15/16 (A)	700	700
HSBC Bank PLC
1.258%, 05/15/16 (A)(B)	1,250	1,243
HSBC USA
1.300%, 06/23/17	600	600
Huntington National Bank
2.200%, 11/06/18	760	766
Hyundai Capital America MTN
2.000%, 03/19/18 (B)	165	166
1.875%, 08/09/16 (B)	165	165
ING Bank
1.315%, 07/02/16 (A)(B)	300	296
Inter-American Development Bank
0.625%, 09/12/16	800	800
International Finance MTN
0.459%, 05/03/16 (A)	1,400	1,400
Jackson National Life Global Funding
1.875%, 10/15/18 (B)	400	404
JPMorgan Chase
1.593%, 07/23/16 (A)	500	500
1.538%, 07/25/16 (A)	1,070	1,075
1.264%, 07/28/16 (A)	500	498
KeyBank
2.350%, 03/08/19	250	253
1.155%, 06/01/16 (A)	450	449
1.119%, 05/25/16 (A)	700	701
KFW
2.000%, 06/01/16	950	951
0.500%, 07/15/16	300	300
Korea Development Bank
1.260%, 07/22/16 (A)	1,430	1,430
Lloyds Bank PLC
1.160%, 06/16/16 (A)	500	497

2	SEI Daily Income Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Macquarie Group
1.616%, 07/30/16 (A)(B)	$350	$350
Manufacturers & Traders Trust
1.400%, 07/25/17	450	449
0.938%, 07/25/16 (A)	350	350
Metropolitan Life Global Funding I
1.500%, 01/10/18 (B)	220	221
1.009%, 07/10/16 (A)(B)	850	851
Mizuho Bank
1.080%, 06/25/16 (A)(B)	580	577
Morgan Stanley MTN
5.950%, 12/28/17	140	149
1.918%, 07/25/16 (A)	400	405
1.488%, 07/24/16 (A)	400	399
1.083%, 07/18/16 (A)	1,000	1,001
MUFG Union Bank
1.380%, 06/26/16 (A)	550	551
Nissan Motor Acceptance MTN
1.500%, 03/02/18 (B)	300	300
1.330%, 06/26/16 (A)(B)	500	501
1.182%, 06/04/16 (A)(B)	245	245
Nordea Bank
1.250%, 04/04/17 (B)	600	601
PNC Bank
1.800%, 11/05/18	1,100	1,110
Pricoa Global Funding I
1.350%, 08/18/17 (B)	550	551
0.768%, 05/16/16 (A)(B)	325	325
Principal Life Global Funding II
1.200%, 05/19/17 (B)	370	370
1.125%, 02/24/17 (B)	300	300
Protective Life Global Funding
1.722%, 04/15/19 (B)	355	355
Province of Ontario Canada
1.600%, 09/21/16	1,200	1,204
Prudential Financial MTN
1.398%, 03/04/16 (A)	500	499
Royal Bank of Canada MTN
1.200%, 01/23/17	400	401
0.968%, 07/23/16 (A)	450	450
Santander Bank
1.561%, 07/12/16 (A)	600	594
Simon Property Group
1.500%, 02/01/18 ‡(B)	560	562
Societe Generale MTN
1.705%, 04/17/16 (A)	450	452
Standard Chartered PLC MTN
1.273%, 07/17/16 (A)(B)	500	495
Sumitomo Mitsui Banking
1.573%, 07/18/16 (A)	600	601
1.059%, 07/10/16 (A)	500	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SunTrust Bank
1.058%, 05/15/16 (A)	$300	$300
Svenska Handelsbanken
1.095%, 06/25/16 (A)	700	701
Synchrony Financial
1.875%, 08/15/17	255	255
1.849%, 05/02/16 (A)	600	580
Toronto-Dominion Bank MTN
1.475%, 07/22/16 (A)	455	457
1.178%, 07/23/16 (A)	400	399
0.853%, 05/02/16 (A)	750	749
Toyota Motor Credit MTN
1.200%, 04/06/18	600	601
1.125%, 05/16/17	500	501
UBS MTN
1.330%, 06/26/16 (A)	500	500
US Bank MTN
1.400%, 04/26/19	350	350
1.218%, 07/29/16 (A)	550	550
Ventas Realty
1.550%, 09/26/16 ‡	550	551
1.250%, 04/17/17 ‡	140	139
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 (B)	500	498
1.088%, 05/22/16 (A)(B)	650	637
1.058%, 05/20/16 (A)(B)	1,075	1,056
Volkswagen International Finance
1.125%, 11/18/16 (B)	260	260
1.058%, 11/18/16 (A)(B)	775	773
Voya Financial
2.900%, 02/15/18	350	356
WEA Finance LLC
1.750%, 09/15/17 ‡(B)	235	235
Wells Fargo MTN
1.268%, 07/23/16 (A)	495	495
1.150%, 06/02/17	650	651
Wells Fargo Bank MTN
1.375%, 07/22/16 (A)	250	251
Westpac Banking
1.243%, 07/17/16 (A)	325	323
1.200%, 05/19/17	275	275

		80,797

Health Care — 6.1%
AbbVie
1.800%, 05/14/18	400	403
Actavis Funding SCS
2.350%, 03/12/18	640	647
1.712%, 06/12/16 (A)	675	678
1.300%, 06/15/17	450	449
Amgen
2.125%, 05/15/17	500	505

SEI Daily Income Trust / Quarterly Report / April 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.998%, 05/22/16 (A)	$1,150	$1,148
Baxalta
1.404%, 06/22/16 (A)(B)	1,500	1,481
Bayer US Finance LLC
0.910%, 07/06/16 (A)(B)	600	600
Becton Dickinson
1.800%, 12/15/17	500	503
Catholic Health Initiatives
2.600%, 08/01/18	270	277
1.600%, 11/01/17	455	456
Celgene
2.125%, 08/15/18	300	304
Express Scripts Holding
2.650%, 02/15/17	1,250	1,264
1.250%, 06/02/17	600	600
McKesson
1.292%, 03/10/17	410	411
Medtronic
1.500%, 03/15/18	255	257
Mylan
1.350%, 11/29/16	400	399
Providence Health & Services Obligated Group
5.800%, 10/01/16	500	509
1.425%, 07/01/16 (A)	700	700
Province of Quebec Canada MTN
0.865%, 06/04/16 (A)	1,060	1,057
Thermo Fisher Scientific
1.300%, 02/01/17	165	165
UnitedHealth Group
1.450%, 07/17/17	500	503
1.083%, 07/19/16 (A)	985	986
Zimmer Biomet Holdings
1.450%, 04/01/17	450	450

		14,752

Industrials — 0.9%
Air Lease
2.125%, 01/15/18	230	227
Caterpillar Financial Services MTN
1.329%, 05/23/16 (A)	925	933
GATX
1.250%, 03/04/17	215	214
Hutchison Whampoa International 14
1.625%, 10/31/17 (B)	400	400
PACCAR Financial MTN
1.100%, 06/06/17	325	326

		2,100

Information Technology — 1.3%
Apple
1.438%, 05/23/16 (A)	525	531

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cisco Systems
1.236%, 05/21/16 (A)	$250	$252
eBay
2.500%, 03/09/18	275	280
Fidelity National Information Services
2.850%, 10/15/18	250	255
1.450%, 06/05/17	170	170
Hewlett Packard Enterprise
2.450%, 10/05/17 (B)	700	708
2.369%, 07/05/16 (A)(B)	955	961

		3,157

Materials — 1.2%
Glencore Funding LLC
1.796%, 05/27/16 (A)(B)	700	698
Monsanto
1.150%, 06/30/17	500	500
0.820%, 05/07/16 (A)	710	708
Rio Tinto Finance USA PLC
1.482%, 06/17/16 (A)	955	955

		2,861

Telecommunications — 1.6%
AT&T
5.500%, 02/01/18	870	931
1.559%, 06/30/16 (A)	450	448
British Telecommunications PLC
1.250%, 02/14/17	270	270
Verizon Communications
2.382%, 06/14/16 (A)	470	483
1.350%, 06/09/17	1,230	1,233
1.036%, 06/09/16 (A)	560	560

		3,925

Utilities — 1.4%
Dominion Gas Holdings LLC
1.050%, 11/01/16	550	550
Duke Energy
1.009%, 07/03/16 (A)	1,450	1,444
Exelon
1.550%, 06/09/17	585	585
Hydro-Quebec
1.375%, 06/19/17	225	226
Southern
1.300%, 08/15/17	310	310
Xcel Energy
1.200%, 06/01/17	280	280

		3,395

Total Corporate Obligations (Cost $125,021) ($ Thousands)		125,017

4	SEI Daily Income Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 22.7%
Automotive — 10.5%
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/17	$47	$47
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.833%, 05/15/16 (A)	850	847
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/19	1,275	1,277
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 05/15/16	650	650
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/18 (B)	21	21
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl B
1.190%, 05/08/18	379	379
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/19	389	389
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl A2A
1.260%, 04/08/19	230	230
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.189%, 06/10/19 (A)	445	445
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/20	190	190
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/21 (B)	57	57
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/22 (B)	53	53
Bank of The West Auto Trust, Ser 2015-1, Cl A2B
0.786%, 02/15/16 (A)(B)	443	443
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/18 (B)	208	208
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl B
2.320%, 07/20/18	520	522
CarMax Auto Owner Trust, Ser 2012-3, Cl A4
0.790%, 04/16/18	1,099	1,098
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/18	120	120
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.691%, 05/07/16 (A)(B)	59	59
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.889%, 05/07/16 (A)(B)	19	19
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.861%, 05/07/16 (A)(B)	780	778

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding LLC, Ser 2015-1A, Cl B
1.389%, 05/09/16 (A)(B)	$460	$460
Chrysler Capital Auto Receivables Trust, Ser 2015-BA, Cl A2
1.460%, 05/15/16 (B)	450	451
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
1.033%, 05/15/16 (A)(B)	425	425
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/18 (B)	241	240
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/18 (B)	77	77
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/19 (B)	586	585
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/21 (B)	120	120
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/21 (B)	415	415
DT Auto Owner Trust, Ser 2015-3A, Cl A
1.660%, 03/15/19 (B)	605	605
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/19 (B)	44	44
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/20 (B)	473	470
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/19 (B)	69	69
First Investors Auto Owner Trust, Ser 2014-2A, Cl A2
0.860%, 08/15/18 (B)	41	41
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/19 (B)	154	154
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/17	615	615
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 05/16/16	300	299
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/17	241	241
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/18	600	606

SEI Daily Income Trust / Quarterly Report / April 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.906%, 02/25/16 (A)	$310	$310
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/19	80	80
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.036%, 02/01/16 (A)	1,050	1,048
GE Dealer Floorplan Master Note Trust, Ser 2014-2, Cl A
0.882%, 05/20/16 (A)	665	662
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/19	705	700
GM Financial Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/17 (B)	536	536
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.936%, 05/15/16 (A)(B)	1,475	1,465
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.492%, 05/10/16 (A)(B)	765	765
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/17 (B)	83	83
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A4
1.570%, 08/15/18 (B)	750	751
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/18	395	394
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.050%, 04/15/19	185	185
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/19 (B)	194	194
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/18 (B)	77	77
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/19 (B)	97	97
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 05/15/16 (B)	315	315
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl D
3.870%, 02/15/18	464	467

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/18	$430	$434
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl C
2.940%, 12/15/17	69	69
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl B
1.330%, 03/15/18	2	2
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl B
2.160%, 01/15/20	76	76
Susquehanna Auto Receivables Trust, Ser 2014-1A, Cl A3
1.000%, 02/15/18 (B)	239	239
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.782%, 05/20/16 (A)(B)	400	396
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/18 (B)	174	173
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/17 (B)	83	83
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/20 (B)	250	249
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/20 (B)	505	503
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 05/15/16 (B)	460	459
Wheels SPV 2, Ser 2014-1A, Cl A2
0.840%, 03/20/23 (B)	98	97
World Omni Auto Receivables Trust, Ser 2015-B, Cl A2A
0.960%, 05/14/16	590	589

		25,247

Credit Card — 4.8%
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/19	185	185
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.796%, 05/15/16 (A)	605	605
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.083%, 05/15/16 (A)(B)	210	210
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.786%, 05/15/16 (A)	165	165

6	SEI Daily Income Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2007-A1, Cl A1
0.483%, 05/15/16 (A)	$770	$769
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/19	360	360
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/20	1,178	1,182
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.683%, 05/15/16 (A)	450	448
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.703%, 05/05/16 (A)	100	100
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/19	2,220	2,222
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/18	500	501
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/18	670	671
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/19	415	416
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/19	650	651
Citibank Credit Card Issuance Trust, Ser 2014-A7, Cl A7
0.639%, 05/24/16 (A)	600	600
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/19	870	871
Discover Card Execution Note Trust, Ser 2016-A2, Cl A2
0.975%, 05/19/16 (A)	990	994
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/20	650	652

		11,602

Miscellaneous Business Services — 6.9%
Ameriquest Mortgage Securities, Ser 2005-R1, Cl M1
1.108%, 05/25/16 (A)	148	148
Apidos CLO XII, Ser 2013-12A, Cl A
1.728%, 02/02/16 (A)(B)	600	594
Avalon IV Capital, Ser 2014-1A, Cl AR
1.803%, 07/17/16 (A)(B)	280	279
Cent CLO 20, Ser 2014-20A, Cl A
2.118%, 02/01/16 (A)(B)	600	600
Cent CLO, Ser 2014-16A, Cl A1AR
1.579%, 05/03/16 (A)(B)	500	498

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2013-1A, Cl A1
1.783%, 07/16/16 (A)(B)	$485	$480
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/17 (B)	383	383
CNH Equipment Trust, Ser 2014-C, Cl A2
0.630%, 12/15/17	165	165
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
1.363%, 05/27/16 (A)	825	816
Dell Equipment Finance Trust, Ser 2014-1, Cl A3
0.940%, 06/22/20 (B)	223	223
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.983%, 07/18/16 (A)(B)	250	248
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/17 (B)	247	247
GreatAmerica Leasing Receivables, Ser 2015-1, Cl A3
1.540%, 07/20/18 (B)	905	909
Green Tree Agency Advance Funding Trust I, Ser 2015-T1, Cl AT1
2.302%, 05/21/16 (B)	240	240
GSAMP Trust 2006-HE1, Ser 2006-HE1, Cl A2D
0.749%, 05/25/16 (A)	800	776
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 05/15/16 (B)	248	248
Limerock CLO II, Ser 2014-2A, Cl A
2.133%, 07/18/16 (A)(B)	500	497
Madison Park Funding IV, Ser 2007-4A, Cl A1B
0.886%, 06/24/16 (A)(B)	420	405
MMAF Equipment Finance LLC, Ser 2011-AA, Cl A4
2.100%, 07/15/17 (B)	36	36
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A3
1.030%, 12/11/17 (B)	87	87
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/19 (B)	560	558
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/25 (B)	117	117
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/26 (B)	113	113

SEI Daily Income Trust / Quarterly Report / April 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.689%, 05/25/16 (A)	$377	$376
Navient Student Loan Trust, Ser 2015-1, Cl A1
0.733%, 05/27/16 (A)	465	460
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
2.098%, 06/11/16 (A)(B)	405	404
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T2, Cl AT2
3.302%, 08/15/18 (B)	285	286
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T3, Cl AT3
2.540%, 11/15/46 (B)	550	550
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/28 (B)	327	325
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.753%, 07/17/16 (A)(B)	550	544
Ocwen Master Advance Receivables Trust, Ser 2015-T1, Cl AT1
2.537%, 09/17/46 (B)	295	295
Ocwen Master Advance Receivables Trust, Ser 2015-T2, Cl AT2
2.532%, 11/15/46 (B)	210	210
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.754%, 07/21/16 (A)(B)	360	357
Race Point VI CLO, Ser 2014-6A, Cl BR
2.775%, 05/24/16 (A)(B)	425	423
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.868%, 07/26/16 (A)	89	87
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.748%, 07/25/16 (A)	260	257
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.758%, 05/15/16 (A)	215	215
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.738%, 07/25/16 (A)	290	288
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.433%, 05/15/16 (A)(B)	4	4
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.283%, 05/15/16 (A)(B)	39	39
SpringCastle America Funding LLC, Ser 2014-AA, Cl A
2.700%, 05/25/23 (B)	506	507
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/22 (B)	384	384

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2015-T2, Cl AT2
2.620%, 01/15/47 (B)	$480	$480
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.673%, 05/25/16 (A)(B)	261	260
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.794%, 05/25/16 (A)	88	88
Symphony CLO VIII, Ser 2014-8A, Cl BR
2.367%, 02/20/16 (A)(B)	475	471
Voya CLO, Ser 2014-1A, Cl A1
2.133%, 07/18/16 (A)(B)	290	289
Voya CLO, Ser 2014-1A, Cl A2R
2.482%, 04/18/16 (A)(B)	500	498

		16,764

Mortgage Related — 0.5%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.119%, 05/27/16 (A)	210	207
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.159%, 05/27/16 (A)	204	201
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.439%, 05/25/16 (A)	110	110
Bear Stearns Asset-Backed-Securities Trust, Ser 2005-HE3, Cl M2
1.657%, 05/25/16 (A)	292	289
HSBC Home Equity Loan Trust USA, Ser 2007-3, Cl APT
1.632%, 05/20/16 (A)	196	195
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.939%, 05/25/16 (A)	143	142
Option One Mortgage Loan Trust, Ser 2005-4, Cl A3
0.693%, 05/25/16 (A)	36	35

		1,179

Total Asset-Backed Securities (Cost $54,891) ($ Thousands)		54,792

MORTGAGE-BACKED SECURITIES — 12.5%
Agency Mortgage-Backed Obligations — 3.6%
FHLMC
5.000%, 06/01/26	83	86
4.500%, 09/01/26	48	51
2.408%, 05/01/16 (A)	71	73
2.319%, 05/01/16 (A)	83	88

8	SEI Daily Income Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA
6.000%, 01/01/27	$26	$29
5.000%, 04/01/20 to 03/01/25	593	630
3.000%, 12/01/30	2,028	2,120
2.965%, 05/01/16 (A)	11	11
2.427%, 05/01/16 (A)	17	18
2.410%, 05/01/16 (A)	7	7
2.365%, 05/01/16 (A)	84	87
2.343%, 05/01/16 (A)	33	34
2.267%, 05/01/16 (A)	25	27
1.523%, 05/01/16 (A)	13	13
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	24	26
FNMA REMIC, Ser 2001-33, Cl FA
0.883%, 05/25/16 (A)	19	19
FNMA REMIC, Ser 2002-64, Cl FG
0.690%, 05/18/16 (A)	21	21
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/17	59	61
FNMA REMIC, Ser 2008-18, Cl HD
4.000%, 12/25/18	51	52
FNMA REMIC, Ser 2010-64, Cl EH
5.000%, 10/25/35	2	2
FNMA TBA
3.500%, 05/15/27	850	899
3.000%, 05/25/26	2,100	2,193
GNMA
1.875%, 05/01/16 (A)	99	102
GNMA, Ser 2009-10, Cl JA
4.500%, 03/16/34	57	59
GNMA, Ser 2009-113, Cl MJ
4.000%, 03/16/23	133	134
GNMA, Ser 2010-86, Cl PG
3.000%, 01/20/36	16	16
GNMA, Ser 2011-106, Cl ME
3.000%, 06/20/38	58	58
GNMA, Ser 2011-110, Cl A
2.237%, 03/16/33	25	25
GNMA, Ser 2011-62, Cl PA
3.000%, 01/20/40	375	378
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/22	48	49
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.890%, 05/04/16 (A)	549	549
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.808%, 05/06/16 (A)	50	50
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.890%, 05/04/16 (A)	394	394
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.840%, 05/09/16 (A)	96	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.835%, 05/09/16 (A)	$247	$246
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.838%, 05/05/16 (A)	48	48

		8,751

Non-Agency Mortgage-Backed Obligations — 8.9%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.236%, 05/15/16 (A)(B)	450	444
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.789%, 05/01/16 (A)	231	213
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.774%, 05/01/16 (A)	31	28
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.796%, 05/01/16 (A)	82	62
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.795%, 05/01/16 (A)	106	98
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.814%, 05/01/16 (A)	183	165
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl A4
5.540%, 09/11/41	250	250
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.383%, 05/15/16 (A)(B)	480	473
CD Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	442	449
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 05/01/16 (A)	411	429
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.705%, 05/01/16 (A)	650	674
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.345%, 05/01/16 (A)	361	377
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/45	110	109
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
1.183%, 05/15/16 (A)(B)	1,000	999
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.718%, 05/01/16 (A)	42	42
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.912%, 05/01/16 (A)	174	158

SEI Daily Income Trust / Quarterly Report / April 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/48	$462	$467
Commercial Mortgage Pass-Through Certificates, Ser 2012-9W57, Cl A
2.365%, 02/11/16 (B)	600	604
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/45	25	25
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/45	109	109
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A1
1.278%, 08/10/46	147	147
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/45	78	78
Commercial Mortgage Trust, Ser 2014-BBG, Cl A
1.233%, 05/15/16 (A)(B)	1,145	1,124
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.973%, 05/25/16 (A)	26	24
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.725%, 05/01/16 (A)	156	132
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.467%, 09/15/39	439	440
CSMC Trust, Ser 2014-TIKI, Cl A
1.386%, 05/15/16 (A)(B)	430	423
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (B)	11	11
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.983%, 05/01/16 (A)(B)	114	114
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.289%, 05/25/16 (A)	158	158
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.389%, 05/25/16 (A)	119	119
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.389%, 05/25/16 (A)	182	180
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.639%, 02/25/16 (A)	346	345

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.589%, 05/25/16 (A)	$96	$96
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.248%, 05/01/16 (A)	192	176
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (B)	107	111
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/45	65	64
GS Mortgage Securities II, Ser 2013-GC13, Cl A1
1.206%, 07/10/46	90	90
GS Mortgage Securities II, Ser GC14, Cl A1
1.217%, 08/10/46	120	120
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.970%, 05/01/16 (A)	226	207
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
3.012%, 05/01/16 (A)	244	226
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.909%, 05/01/16 (A)	227	185
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.437%, 04/05/16 (A)(B)	204	204
Hilton USA Trust, Ser 2014-ORL, Cl A
1.336%, 05/15/16 (A)(B)	1,000	984
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.193%, 05/25/16 (A)	65	59
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.953%, 05/03/16 (A)	67	61
Impac CMB Trust, Ser 2005-3, Cl A1
0.913%, 05/25/16 (A)	63	55
Impac CMB Trust, Ser 2005-5, Cl A1
1.073%, 05/25/16 (A)	51	45
Impac CMB Trust, Ser 2005-8, Cl 1A
0.953%, 05/25/16 (A)	162	138
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP7, Cl A4
6.147%, 05/01/16 (A)	24	24
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (B)	10	10
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/46	89	88
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/45	452	464

10	SEI Daily Income Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.333%, 05/15/16 (A)(B)	$875	$856
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.636%, 05/15/16 (A)(B)	575	574
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Cl A
1.683%, 05/15/16 (A)(B)	1,000	997
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.757%, 05/01/16 (A)	104	98
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.094%, 05/01/16 (A)	135	114
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 05/15/16 (A)	387	395
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.249%, 05/15/16 (A)	348	368
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.709%, 05/25/16 (A)	55	52
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.918%, 05/01/16 (A)	241	201
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/48	102	104
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/45	263	264
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/45	29	29
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/46	375	388
Morgan Stanley Capital I Trust, Ser 2012- C4, Cl A2
2.111%, 03/15/45	485	487
Morgan Stanley Re-Remic Trust, Ser 2012- IO, Cl AXA
1.000%, 03/27/51 (B)	199	197
MortgageIT Trust, Ser 2005-5, Cl A1
0.693%, 05/25/16 (A)	234	208
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
0.838%, 05/15/16 (A)(B)	107	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Paragon Mortgages No. 15 PLC, Ser 2007-15A, Cl A2C
0.854%, 07/19/16 (A)(B)	$259	$234
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
4.045%, 05/01/16 (A)	184	150
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.972%, 05/20/16 (A)	27	24
Springleaf Mortgage Loan Trust, Ser 2013- 1A, Cl A
1.270%, 06/25/58 (A)(B)	462	460
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/55 (A)(B)	175	175
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/55 (A)(B)	165	165
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/55 (A)(B)	162	162
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/49	149	149
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.312%, 05/01/16 (A)	261	237
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/45	133	133
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.847%, 05/01/16 (A)	100	100
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.815%, 05/01/16 (A)	208	203
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.736%, 05/01/16 (A)	114	106
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A2
3.240%, 03/15/44 (B)	31	31
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/45	253	252
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A2
1.765%, 12/15/17	429	430
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/45	17	17

SEI Daily Income Trust / Quarterly Report / April 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/45	$165	$165
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/46	69	69

		21,568

Total Mortgage-Backed Securities (Cost $30,939) ($ Thousands)		30,319

MUNICIPAL BONDS — 5.9%
California — 0.7%
Municipal Improvement Corp of Los Angeles, Ser A
1.924%, 11/01/17	565	571
Municipal Improvement Corp of Los Angeles, Ser A, GO
2.344%, 11/01/18	625	642
University of California, Ser Y-1, RB Callable 01/01/17 @ 100
0.934%, 05/01/16 (A)	490	490

		1,703

Florida — 0.6%
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/16	620	621
Miami Beach Redevelopment Agency
1.926%, 02/01/17	345	346
State, Board of Administration Finance, Ser A
2.163%, 07/01/19	400	406

		1,373

Illinois — 0.8%
Chicago Midway International Airport, Sub-Ser C-SUB
1.796%, 01/01/17	410	413
Southwestern Illinois Development Authority, AMT
Callable 06/01/16 @ 100
0.580%, 05/05/16 (A)(C)	700	700
State, Clair County, High School District No. 201 Belleville, BAM
3.500%, 04/01/17	700	714

		1,827

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kentucky — 0.4%
Kentucky State, Property & Building Commission
4.440%, 11/01/16	$435	$443
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/16	410	410

		853

Maine — 0.2%
Maine Municipal Bond Bank
2.404%, 06/01/17	600	609

Massachusetts — 0.2%
Town of Belmont Massachussetts
1.250%, 05/05/17	595	598

Minnesota — 0.2%
St. Paul, Housing and Redevelopment Authority, GO
1.041%, 07/01/16	415	415

New Jersey — 1.6%
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/16	2,675	2,676
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/16	1,250	1,250

		3,926

North Carolina — 0.3%
North Carolina State, Eastern Municipal Power Agency, RB
1.561%, 07/01/17	790	795

Pennsylvania — 0.0%
Pennsylvania State Industrial Development Authority, RB
1.635%, 07/01/16 (B)	105	105

Texas — 0.6%
El Paso, Harris County Toll Road Authority, GO
1.049%, 08/15/16	455	456
Harris County,-Houston Sports Authority, Ser B
1.324%, 11/15/16	1,005	1,008

		1,464

12	SEI Daily Income Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utah — 0.3%
Intermountain Power Agency, Sub-Ser B, RB
0.785%, 07/01/16	$610	$610

Total Municipal Bonds (Cost $14,239) ($ Thousands)		14,278

U.S. TREASURY OBLIGATION — 3.1%
U.S. Treasury Notes
1.375%, 06/30/18	7,500	7,592

Total U.S. Treasury Obligation (Cost $7,560) ($ Thousands)		7,592

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
FFCB
0.481%, 05/09/16 (A)	1,800	1,796
0.450%, 09/08/16	1,400	1,400
FHLB
1.450%, 12/22/17	900	900
FHLMC
1.000%, 09/08/17	1,250	1,250
0.875%, 02/22/17	1,500	1,503
FNMA
1.250%, 06/20/18	700	700

Total U.S. Government Agency Obligations (Cost $7,553) ($ Thousands)		7,549

COMMERCIAL PAPER(C)(D) — 0.3%
Altria Group
0.670%, 05/04/16	625	625

Total Commercial Paper (Cost $625) ($ Thousands)		625

REPURCHASE AGREEMENT(E) — 2.0%
BNP Paribas 0.300%, dated 04/29/16, to be repurchased on 02/15/16, repurchase price $4,900,123 (collateralized by various FMAC, FNMA, GNMA and U.S. Treasury obligations, ranging in par value $100 - $1,469,083, 0.500% - 5.500%, 06/30/16 - 02/01/46; with total market value $4,998,020)	4,900	4,900

Total Repurchase Agreement (Cost $4,900) ($ Thousands)		4,900

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT(E) (continued)

Total Investments — 101.3% (Cost $245,728) ($ Thousands)†		$245,072

A list of the open futures contracts held by the Fund at April 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(22)	Jun-2016	$11
U.S. 5-Year Treasury Note	15	Jun-2016	(6)
U.S. Long Treasury Bond	(1)	Jun-2016	3

			$8

For the period ended April 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on a Net Assets of $241,929 ($ Thousands).

‡	Real Estate Investment Trust.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2016.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees. The total value of such securities as of April 30, 2016, was $62,010 ($ Thousands) and represented 25.63% of net assets.
(C)	Securities are held in connection with a letter of credit issued by a major bank. (D) The rate reported is the effective yield at time of purchase.
(E)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

† At April 30, 2016, the tax basis cost of the Fund’s investments was $245,728, and the unrealized appreciation and depreciation were $432 ($ Thousands) and $(1,088) ($ Thousands), respectively.

SEI Daily Income Trust / Quarterly Report / April 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Ultra Short Duration Bond Fund (Concluded)

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$125,017	$–	$125,017
Asset-Backed Securities	–	54,792	–	54,792
Mortgage-Backed Securities	–	30,319	–	30,319
Municipal Bonds	–	14,278	–	14,278
U.S. Treasury Obligation	–	7,592	–	7,592
U.S. Government Agency Obligations	–	7,549	–	7,549
Commercial Paper	–	625	–	625
Repurchase Agreement	–	4,900	–	4,900

Total Investments in Securities	$–	$245,072	$–	$245,072

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$14	$—	$—	$14
Unrealized Depreciation	(6)	—	—	(6)

Total Other Financial Instruments	$8	$—	$—	$8

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

14	SEI Daily Income Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Short Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 51.2%
Agency Mortgage-Backed Obligations — 51.2%
FHLMC
4.500%, 02/01/2022 to 12/01/2039	$12,172	$13,079
4.000%, 06/01/2044	890	951
3.000%, 04/01/2036	3,985	4,134
2.750%, 05/01/2016 (A)	3	3
2.685%, 05/01/2016 (A)	6	6
2.651%, 05/01/2016 (A)	19	19
2.604%, 05/01/2016 (A)	7	8
2.575%, 05/01/2016 (A)	34	36
2.561%, 05/01/2016 (A)	22	23
2.549%, 05/01/2016 (A)	2	2
2.514%, 05/01/2016 (A)	775	811
2.508%, 05/01/2016 (A)	10	10
2.500%, 05/01/2016 to 05/01/2016 (A)	7	7
2.498%, 05/01/2016 (A)	6	6
2.477%, 05/01/2016 (A)	32	33
2.457%, 05/01/2016 (A)	6	7
2.435%, 05/01/2016 (A)	3	3
2.427%, 05/01/2016 (A)	52	54
2.406%, 05/01/2016 (A)	5	5
2.375%, 05/01/2016 to 05/01/2016 (A)	4	4
2.250%, 05/01/2016 to 05/01/2016 (A)	5	5
2.125%, 05/01/2016 (A)	1	1
2.000%, 05/01/2016 to 05/01/2016 (A)	1	1
1.750%, 05/01/2016 to 05/01/2016 (A)	1	1
FHLMC Multifamily Structured Pass Through Certificates, Ser K002, Cl A1A2
4.879%, 05/19/2017	5,000	5,149
FHLMC Multifamily Structured Pass Through Certificates, Ser K710, Cl A2
1.883%, 05/25/2019	6,000	6,087
FHLMC Multifamily Structured Pass Through Certificates, Ser KGRP, Cl A
0.805%, 05/25/2016 (A)	5,637	5,602
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	423	506
FHLMC REMIC, Ser 2006-3148, Cl CF
0.833%, 05/15/2016 (A)	355	357
FHLMC REMIC, Ser 2006-3174, Cl FA
0.733%, 04/15/2036 (A)	2,505	2,510
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	3,779	4,105
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	1,466	187
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	24,186	24,761

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 3153, Cl FX
0.783%, 05/15/2016 (A)	$131	$131
FHLMC TBA
4.000%, 05/15/2041	(575)	(614)
3.000%, 05/15/2043	17,275	17,699
FNMA
7.000%, 06/01/2037	12	14
6.500%, 05/01/2026 to 01/01/2036	277	320
6.000%, 02/01/2023 to 09/01/2024	3,318	3,673
5.500%, 10/01/2016 to 06/01/2038	845	934
5.300%, 07/01/2019	638	675
5.000%, 03/01/2019 to 08/01/2019	101	104
4.500%, 08/01/2021 to 09/01/2043	16,853	18,381
4.450%, 01/01/2021	5,133	5,637
4.383%, 04/01/2021	7,644	8,425
4.330%, 04/01/2021 to 07/01/2021	3,736	4,149
4.301%, 07/01/2021	525	582
4.295%, 06/01/2021	3,652	4,065
4.230%, 01/01/2021	4,641	5,094
4.070%, 04/01/2019	1,166	1,249
4.066%, 07/01/2020	2,595	2,826
4.050%, 01/01/2021	1,000	1,096
4.040%, 06/01/2021	11,496	12,620
4.000%, 05/01/2026 to 11/01/2045	11,335	12,136
3.980%, 08/01/2021	2,247	2,462
3.970%, 06/01/2021	1,974	2,163
3.890%, 01/01/2024	1,126	1,247
3.880%, 12/01/2020	92	100
3.870%, 09/01/2021	934	1,022
3.840%, 08/01/2021	6,857	7,484
3.800%, 01/01/2023	1,942	2,134
3.793%, 12/01/2020	7,903	8,573
3.770%, 08/01/2021	962	1,047
3.750%, 06/01/2022	1,240	1,352
3.738%, 06/01/2018	2,730	2,829
3.700%, 11/01/2020 to 09/01/2021	3,452	3,743
3.630%, 01/01/2018	2,335	2,408
3.580%, 12/01/2020	915	987
3.500%, 01/01/2046	12,613	13,229
3.490%, 12/01/2020	6,568	7,057
3.470%, 11/01/2020	164	175
3.400%, 03/01/2022	3,679	3,952
3.260%, 12/01/2020	580	616
3.230%, 11/01/2020	1,583	1,682
3.210%, 09/01/2021	344	363
3.000%, 11/01/2020 to 04/01/2031	9,983	10,436
2.990%, 10/01/2017	3,169	3,229
2.940%, 06/01/2022	300	316
2.930%, 05/01/2022	713	749
2.521%, 05/01/2016 (A)	222	232
2.423%, 05/01/2016 (A)	8	8
2.365%, 05/01/2016 (A)	399	414

SEI Daily Income Trust / Quarterly Report / April 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.310%, 10/01/2022	$2,299	$2,349
2.267%, 05/01/2016 (A)	97	102
2.263%, 05/01/2016 (A)	192	196
2.250%, 10/01/2022	4,075	4,151
2.220%, 10/01/2022	2,284	2,322
2.154%, 05/01/2016 (A)	82	84
2.151%, 05/01/2016 (A)	18	18
2.150%, 05/01/2022	4,752	4,823
FNMA REMIC, Ser 1992-61, Cl FA
1.083%, 05/25/2016 (A)	47	47
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	19	21
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	10	11
FNMA REMIC, Ser 1994-77, Cl FB
1.933%, 05/25/2016 (A)	4	4
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/2016	2	2
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/2017	13	13
FNMA REMIC, Ser 2002-53, Cl FK
0.833%, 05/25/2016 (A)	77	77
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	90	93
FNMA REMIC, Ser 2006-76, Cl QF
0.833%, 05/25/2016 (A)	676	673
FNMA REMIC, Ser 2006-79, Cl DF
0.783%, 05/25/2016 (A)	564	568
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	683	762
FNMA REMIC, Ser 2007-64, Cl FB
0.809%, 05/25/2016 (A)	3,835	3,841
FNMA REMIC, Ser 2008-16, Cl FA
1.133%, 05/25/2016 (A)	5,131	5,194
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/2022	5,925	6,411
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	3,037	3,273
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.460%, 05/25/2042 (A)	1,033	124
FNMA REMIC, Ser 2014-50, Cl SC
1.937%, 05/01/2016 (A)	8,802	610
FNMA REMIC, Ser 2015-42, Cl AI
1.804%, 05/01/2016 (A)	5,519	365
FNMA REMIC, Ser 2015-57, Cl AB
3.000%, 08/25/2045	27,093	28,101
FNMA TBA
6.000%, 05/01/2032	2,200	2,508
4.500%, 05/15/2045	31,075	33,834
4.000%, 05/01/2039	(1,575)	(1,683)
3.500%, 05/15/2045	(4,500)	(4,716)
3.000%, 05/25/2026	600	627

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.500%, 05/01/2017 to 06/25/2027	$20,175	$20,715
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/2020	1,980	2,000
GNMA
6.500%, 04/15/2017 to 02/20/2039	491	565
6.000%, 07/15/2017 to 06/15/2041	10,825	12,327
5.500%, 10/15/2034 to 02/15/2041	3,768	4,222
5.000%, 09/15/2039 to 04/15/2041	2,579	2,872
4.000%, 07/15/2041 to 08/15/2041	260	280
GNMA TBA
6.000%, 04/30/2035	1,600	1,801
5.500%, 04/30/2035	500	558
4.000%, 05/01/2039 to 05/15/2045	53,350	57,120
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	545	122

Total Mortgage-Backed Securities (Cost $439,401) ($ Thousands)		445,065

U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.5%
FFCB
0.750%, 08/03/2017	40,000	39,998
FHLB
0.800%, 07/27/2017	25,000	25,029
FHLMC
0.875%, 02/22/2017	88,715	88,900
0.750%, 01/12/2018	51,350	51,284
FNMA
1.250%, 09/28/2016 to 01/30/2017	78,650	78,998
HUD
0.930%, 08/01/2017	7,000	7,008

Total U.S. Government Agency Obligations (Cost $290,730) ($ Thousands)		291,217

U.S. TREASURY OBLIGATIONS — 17.4%
U.S. Treasury Inflation Indexed Bonds
2.125%, 01/15/2019	40,117	43,218
U.S. Treasury Notes
2.250%, 11/15/2025 (B)	62,875	65,265
0.875%, 04/30/2017 (B)	42,465	42,579

Total U.S. Treasury Obligations (Cost $151,093) ($ Thousands)		151,062

2	SEI Daily Income Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Short Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENTS(C) — 12.6%
BNP Paribas
0.300%, dated 04/29/2016, to be repurchased on 05/02/2016, repurchase price $34,300,858 (collateralized by various GNMA, FNMA, and U.S. Treasury obligations, ranging in par value $1 - $63,482,620, 0.000% - 7.000%, 05/26/16 - 01/10/45; with total market value $34,986,000)	$34,300	$34,300
Deutsche Bank
0.310%, dated 04/29/2016, to be repurchased on 05/02/2016, repurchase price $75,701,956 (collateralized by various FMAC, FNMA obligations, ranging in par value $28,153,000 - $86,749,000, 0.000% - 0.000%, 09/15/29 - 11/15/30; with total market value $77,214,414)	75,700	75,700

Total Repurchase Agreements (Cost $110,000) ($ Thousands)		110,000

Total Investments — 114.7% (Cost $991,224) ($ Thousands) †		$997,344

A list of the open futures contracts held by the Fund at April 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)

U.S. 10-Year Treasury Note	270	Jun-2016	$61
U.S. 5-Year Treasury Note	(1,335)	Jun-2016	38

			$99

For the period ended April 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on a Net Assets of $869,704 ($ Thousands).
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2016.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	Tri-Party Repurchase Agreement.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC— Financial Management Advisory Group

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

IO — Interest Only

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

† At April 30, 2016, the tax basis cost of the Fund’s investments was $991,224 and the unrealized appreciation and depreciation were $6,594 ($ Thousands) and $(474) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Mortgage-Backed Securities	$–	$445,065	$–	$445,065
U.S. Government Agency Obligations	–	291,217	–	291,217
U.S. Treasury Obligations	–	151,062	–	151,062
Repurchase Agreements	–	110,000	–	110,000

Total Investments in Securities	$–	$997,344	$–	$997,344

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *

Unrealized Appreciation	$99	$—	$—	$99

* Futures contracts are valued at the net unrealized appreciation on the instruments.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / April 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 89.1%
Agency Mortgage-Backed Obligations — 89.1%
FNMA
8.000%, 07/01/25 to 09/01/28	$32	$35
7.000%, 08/01/29 to 09/01/32	66	70
6.500%, 09/01/32	63	73
4.250%, 10/01/28	4,539	5,163
4.180%, 11/01/28	1,686	1,908
3.590%, 09/01/30	210	224
2.990%, 11/01/24	580	609
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	10	11
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	19	20
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	86	88
GNMA
10.000%, 10/15/18 to 09/15/19	6	6
9.500%, 08/15/17 to 10/15/20	11	11
9.000%, 12/15/17 to 05/15/22	41	42
8.500%, 10/15/16 to 05/15/17	2	2
8.000%, 04/15/17 to 03/15/32	240	268
7.750%, 10/15/26	25	28
7.500%, 02/15/27 to 10/15/35	193	228
7.250%, 01/15/28	68	77
7.000%, 04/15/19 to 11/15/33	2,178	2,603
6.750%, 11/15/27	11	12
6.500%, 09/15/16 to 10/15/38	781	923
6.000%, 12/15/27 to 12/15/40	1,642	1,859
5.500%, 01/15/33 to 02/15/41	2,897	3,294
5.000%, 06/15/33 to 01/20/45	8,562	9,541
4.500%, 08/15/33 to 05/20/44	7,243	7,926
4.000%, 06/15/40 to 02/20/46	8,582	9,223
3.875%, 05/15/42	1,682	1,798
3.500%, 03/20/41 to 04/20/46	22,810	24,139
3.000%, 10/15/42 to 08/15/45	5,130	5,313
2.500%, 07/20/45 to 02/20/46	1,457	1,461
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	319	380
GNMA TBA
5.500%, 04/30/35	(700)	(781)
5.000%, 05/01/33	(1,900)	(2,094)
4.000%, 05/01/39 to 05/15/45	(525)	(562)
3.500%, 05/15/45	12,375	13,070
3.000%, 05/01/42 to 05/01/43	17,225	17,834
2.500%, 05/15/46	500	501
GNMA, Ser 125, Cl VA
2.700%, 05/16/35 (A)	60	62
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	847	956

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-21, Cl DI
4.000%, 04/16/26	$2,556	$292

		106,613

Total Mortgage-Backed Securities (Cost $103,794) ($ Thousands)		106,613

REPURCHASE AGREEMENTS(B) — 33.9%
BNP Paribas
0.300%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $19,400,485 (collateralized by various GNMA, FNMA, FMAC obligations, ranging in par value $3 - $13,434,100, 2.500% - 6.500%, 01/01/17 - 01/20/46; with total market value $19,788,001)	19,400	19,400
Deutsche Bank
0.310%, dated 04/30/16, to be repurchased on 05/02/16, repurchase price $21,100,545 (collateralized by various GNMA obligations, ranging in par value $7,238,570 - $19,735,923, 3.000% - 4.500%, 02/15/40 - 09/15/42; with total market value $21,522,000)	21,100	21,100

Total Repurchase Agreements (Cost $40,500) ($ Thousands)		40,500

Total Investments — 123.0% (Cost $144,294) ($ Thousands) †		$147,113

A list of the open futures contracts held by the Fund at April 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

U.S. 10-Year Treasury Note	21	Jun-2016	$8
U.S. 2-Year Treasury Note	(15)	Jul-2016	—
U.S. Long Treasury Bond	(2)	Jun-2016	(1)
Ultra 10-Year U.S. Treasury Bond	(11)	Jun-2016	10

			$17

For the period ended April 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on a Net Assets of $119,626 ($ Thousands).
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2016.
(B)	Tri-Party Repurchase Agreement.

SEI Daily Income Trust / Quarterly Report / April 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

GNMA Fund (Concluded)

Cl — Class

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

† At April 30, 2016, the tax basis cost of the Fund’s investments was $144,294, and the unrealized appreciation and depreciation were $2,873 ($ Thousands) and $(54) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Mortgage-Backed Securities	$–	$106,613	$–	$106,613
Repurchase Agreements	–	40,500	–	40,500

Total Investments in Securities	$–	$147,113	$–	$147,113

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$18	$—	$—	$18
Unrealized Depreciation	(1)	—	—	(1)

Total Other Financial Instruments	$17	$—	$—	$17

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2016

Item 2.    Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as amended (the “1940 Act”) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/s/	Robert A. Nesher
Robert A. Nesher
President

Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Robert A. Nesher
Robert A. Nesher
President

Date: June 28, 2016

By	/s/	Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: June 28, 2016